Debt - Schedule of Future Minimum Payments (Details) (Fortman Insurance Agency, LLC) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2019	$ 963,450	$ 1,010,570
Long-term debt total	$ 9,053,512	$ 9,281,525	$ 1,711,681
Fortman Insurance Agency, LLC [Member]
2019			14,677
2020			14,677
2021			11,975
2022			2,191
Long-term debt total			$ 43,521	$ 70,913